Subsequent Events (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2014	Jul. 31, 2014	Sep. 30, 2014	Sep. 30, 2014	Oct. 31, 2014	Sep. 30, 2013	Mar. 27, 2014	Jan. 31, 2013	Oct. 15, 2014	Oct. 14, 2014
Common Stock Warrants
Subsequent Events
Period of warrant	5 years	5 years	5 years
Shares that may be purchased under warrant agreement	305,000	3,289,086	305,000	305,000		80,813
Exercise price of warrants (in dollars per share)	$ 2.00	$ 1.88	$ 2.00	$ 2.00		$ 4.00
Convertible Preferred Stock
Subsequent Events
Issuance of convertible preferred stock (in shares)	610,000
Share price (in dollars per share)	$ 1.50		$ 1.50	$ 1.50
Gross proceeds from the issuance of convertible preferred stock	$ 915,000
Divident rate ( as a percentage)	8.00%
Conversion price (in dollars per share)	$ 1.50		$ 1.50	$ 1.50
Period from closing, full ratchet	180 days
Minimum aggregate financing required after closing for full ratchet	5,000,000
Private Placement | Placement Agent
Subsequent Events
Period of warrant				5 years
Exercise price of warrants (in dollars per share)	$ 2.00		$ 2.00	$ 2.00
Private Placement | Placement Agent | Maximum
Subsequent Events
Shares that may be purchased under warrant agreement	18,300		18,300	18,300
Subsequent Event
Subsequent Events
Share price (in dollars per share)							$ 1.45	$ 4.00
Subsequent Event | Placement Agent
Subsequent Events
Period of warrant					5 years
Exercise price of warrants (in dollars per share)					$ 2.00
Commissions paid					119,000
Subsequent Event | Placement Agent | Maximum
Subsequent Events
Shares that may be purchased under warrant agreement					24,790
Subsequent Event | Common Stock Warrants
Subsequent Events
Period of warrant					5 years
Shares that may be purchased under warrant agreement					826,336
Exercise price of warrants (in dollars per share)					$ 2.00
Subsequent Event | Common Stock Warrants | Investor
Subsequent Events
Shares that may be purchased under warrant agreement									305,000
Exercise price of warrants (in dollars per share)									$ 2.00
Subsequent Event | Convertible Preferred Stock
Subsequent Events
Share price (in dollars per share)					$ 1.50
Divident rate ( as a percentage)					8.00%
Conversion price (in dollars per share)					$ 1.50
Period from closing, full ratchet					180 days
Minimum aggregate financing required after closing for full ratchet					5,000,000
Warrant coverage percentage provided to all purchases of preferred stock									100.00%	50.00%
Subsequent Event | Private Placement | Common Stock Warrants
Subsequent Events
Period of warrant					5 years
Shares that may be purchased under warrant agreement					826,336
Exercise price of warrants (in dollars per share)					$ 2.00
Subsequent Event | Private Placement | Convertible Preferred Stock
Subsequent Events
Issuance of convertible preferred stock (in shares)					826,336
Share price (in dollars per share)					$ 1.50
Gross proceeds from the issuance of convertible preferred stock					$ 1,239,504